Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 26, 2019
Assets
Trading portfolio assets	£ 146,871	£ 127,664
Financial assets at fair value through the income statement	188,226	171,761
Derivative financial assets	262,291	302,693
Financial assets at fair value through other comprehensive income	45,908	51,902
Liabilities
Trading Portfolio Liabilities	(53,291)	(46,139)
Financial liabilities designated at fair value	(251,131)	(249,626)
Derivative financial liabilities	(256,523)	(300,580)
Fair value
Assets
Trading portfolio assets	146,871	127,664
Financial assets at fair value through the income statement	188,226	171,761
Derivative financial assets	262,291	302,693	£ 302,693
Financial assets at fair value through other comprehensive income	45,908	51,902
Investment property	7	10
Total assets	643,303	654,030
Liabilities
Trading Portfolio Liabilities	(53,291)	(46,139)
Financial liabilities designated at fair value	(251,131)	(249,626)
Derivative financial liabilities	(256,523)	(300,580)	£ (300,580)
Total liabilities	(560,945)	(596,345)
Level 1 | Fair value
Assets
Trading portfolio assets	80,836	60,619
Financial assets at fair value through the income statement	4,953	4,439
Derivative financial assets	6,150	9,154
Financial assets at fair value through other comprehensive income	16,070	12,150
Investment property	0	0
Total assets	108,009	86,362
Liabilities
Trading Portfolio Liabilities	(26,701)	(23,331)
Financial liabilities designated at fair value	(174)	(159)
Derivative financial liabilities	(6,571)	(8,762)
Total liabilities	(33,446)	(32,252)
Level 2 | Fair value
Assets
Trading portfolio assets	63,754	65,182
Financial assets at fair value through the income statement	177,194	162,930
Derivative financial assets	252,131	289,071
Financial assets at fair value through other comprehensive income	29,800	39,599
Investment property	0	0
Total assets	522,879	556,782
Liabilities
Trading Portfolio Liabilities	(26,563)	(22,780)
Financial liabilities designated at fair value	(250,553)	(249,126)
Derivative financial liabilities	(243,893)	(285,579)
Total liabilities	(521,009)	(557,485)
Level 3
Assets
Total assets	12,415	10,886
Liabilities
Total liabilities	(6,490)	(6,608)
Level 3 | Fair value
Assets
Trading portfolio assets	2,281	1,863
Financial assets at fair value through the income statement	6,079	4,392
Derivative financial assets	4,010	4,468
Financial assets at fair value through other comprehensive income	38	153
Investment property	7	10
Total assets	12,415	10,886
Liabilities
Trading Portfolio Liabilities	(27)	(28)
Financial liabilities designated at fair value	(404)	(341)
Derivative financial liabilities	(6,059)	(6,239)
Total liabilities	£ (6,490)	£ (6,608)